Expenses by nature	12 Months Ended
Dec. 31, 2017
Expenses by nature [abstract]
Expenses by nature
17.	Expenses by nature

Expenses incurred for the years ended December 31, 2017, 2016 and 2015 are as follows:

Year ended December 31	2017	2016	2015
Personnel expenses
Salaries, fees and short-term benefits	$5,903,669	$5,804,883	$3,908,579
Share-based payments	490,769	1,340,001	1,460,316
	6,394,438	7,144,884	5,368,895
Amortization and derecognition	97,794	1,433,573	690,934
Research and development	3,538,547	2,270,964	3,723,317
Manufacturing	955,160	1,062,684	916,939
Inventory material costs	3,079,397	2,482,986	1,563,344
Write-down (write-up) of inventory	385,289	(108,817)	40,920
Medical affairs	1,108,090	1,040,755	865,368
Administration	1,724,584	1,526,682	948,226
Selling and logistics	5,395,373	5,355,876	3,103,722
Professional fees	801,882	559,287	140,573
	$23,480,554	$22,768,874	$17,362,238